Taxes Payable - Reconciliation between statutory tax and income tax (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	$ 11,567,558
Tax rate	25.00%
Provision for income taxes at statutory tax rate	$ 2,891,890
Effect of non-tax deductible expenses	610
Income tax expense	$ 2,892,500